Quarterly Holdings Report
for
Fidelity® Series Intrinsic Opportunities Fund
April 30, 2022
O2T-NPRT3-0622
1.951016.109
Common Stocks - 89.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.2%
Entertainment - 0.2%
GungHo Online Entertainment, Inc.	192,900	3,935,615
Nihon Falcom Corp.	33,600	348,184
Warner Bros Discovery, Inc. (a)	1,200,000	21,780,000
		26,063,799
Interactive Media & Services - 0.4%
Cars.com, Inc. (a)	550,000	6,116,000
JOYY, Inc. ADR	600,000	23,742,000
Moneysupermarket.com Group PLC	1,000,000	2,190,660
Zappallas, Inc. (b)	700,000	2,325,255
ZIGExN Co. Ltd.	1,950,000	4,598,247
		38,972,162
Media - 0.5%
Comcast Corp. Class A	600,000	23,856,000
Corus Entertainment, Inc. Class B (non-vtg.) (c)	400,000	1,310,863
DMS, Inc.	250,000	2,052,194
F@N Communications, Inc.	525,000	1,743,143
Gendai Agency, Inc. (b)	850,000	2,008,090
Gray Television, Inc. (c)	75,000	1,389,000
Hyundai HCN	1,952,180	5,178,781
Interspace Co. Ltd.	12,600	93,792
Pico Far East Holdings Ltd.	10,600,000	1,570,876
Proto Corp.	100,000	785,510
Reach PLC	2,397,800	4,886,373
Thryv Holdings, Inc. (a)	116,700	3,014,361
Trenders, Inc.	148,291	1,174,912
WOWOW INC.	250,000	2,964,015
		52,027,910
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	188,815	7,265,855
TOTAL COMMUNICATION SERVICES		124,329,726
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 4.2%
Adient PLC (a)	1,600,000	54,624,000
Brembo SpA	1	10
Brembo SpA (a)	25,000	250,909
Burelle SA	1,700	958,270
Chita Kogyo Co. Ltd.	4,500	22,873
Cie Automotive SA	200,000	4,360,370
Cooper-Standard Holding, Inc. (a)(b)	1,427,402	6,580,323
DaikyoNishikawa Corp.	1,455,653	5,625,685
Eagle Industry Co. Ltd.	300,000	2,390,366
G-Tekt Corp. (b)	2,866,682	27,592,307
Gentex Corp.	250,000	7,337,500
Hi-Lex Corp.	249,937	2,191,227
Hyundai Mobis	346,103	56,007,068
IJTT Co. Ltd.	1,711,631	6,759,824
Lear Corp. (c)	1,300,000	166,322,000
Linamar Corp.	1,324,900	52,474,146
Murakami Corp.	8,000	146,714
Patrick Industries, Inc.	195,100	12,144,975
Piolax, Inc.	871,900	10,172,024
Plastic Omnium SA (c)	760,000	12,302,673
Seoyon Co. Ltd.	425,000	2,686,515
Strattec Security Corp. (a)	35,000	1,240,750
TBK Co. Ltd. (b)	1,800,000	4,785,365
Topre Corp.	286,509	2,429,180
TPR Co. Ltd.	668,200	6,404,153
Yorozu Corp. (b)	1,510,300	8,993,970
		454,803,197
Automobiles - 0.0%
Kabe Husvagnar AB (B Shares)	21,245	509,862
Distributors - 0.1%
Doshisha Co. Ltd.	350,000	4,122,746
Harima-Kyowa Co. Ltd.	150,000	1,854,037
Nakayamafuku Co. Ltd.	194,600	519,035
Yagi & Co. Ltd.	450,000	4,123,528
		10,619,346
Diversified Consumer Services - 0.9%
Cross-Harbour Holdings Ltd.	1,300,000	1,819,863
Heian Ceremony Service Co. Ltd.	500,000	3,043,529
Kukbo Design Co. Ltd.	186,889	3,004,447
MegaStudy Co. Ltd. (b)	1,051,759	10,056,934
MegaStudyEdu Co. Ltd. (b)	935,825	69,913,956
Multicampus Co. Ltd.	60,000	2,213,458
Step Co. Ltd.	217,000	2,996,379
Tsukada Global Holdings, Inc. (a)	400,000	984,451
YDUQS Participacoes SA	5,000	16,303
		94,049,320
Hotels, Restaurants & Leisure - 0.1%
Betsson AB (B Shares)	675,000	4,146,478
Brinker International, Inc. (a)	200	7,266
Fairwood Holdings Ltd.	56,500	103,100
Kindred Group PLC (depositary receipt)	200,000	1,753,478
Ruth's Hospitality Group, Inc.	151,800	3,183,246
		9,193,568
Household Durables - 2.4%
Ace Bed Co. Ltd.	249,358	8,153,887
Avantia Co. Ltd.	650,000	4,234,499
Bellway PLC	100,000	3,037,228
Cuckoo Holdings Co. Ltd.	200,000	2,940,056
Emak SpA	1,200,000	1,787,833
FJ Next Co. Ltd.	810,800	6,227,148
Fuji Corp. Ltd.	50,000	238,352
Haier Smart Home Co. Ltd.	1,600	5,652
Helen of Troy Ltd. (a)	325,000	69,715,750
Mohawk Industries, Inc. (a)	500,010	70,531,411
Nittoh Corp.	20,700	71,121
Portmeirion Group PLC	5,600	39,377
Pressance Corp.	514,700	6,178,846
Sanei Architecture Planning Co. Ltd.	488,000	6,314,201
Taylor Morrison Home Corp. (a)	2,500,000	65,475,000
Tempur Sealy International, Inc.	160,200	4,343,022
TopBuild Corp. (a)	31,500	5,705,910
		254,999,293
Internet & Direct Marketing Retail - 0.0%
Danawa Co. Ltd.	50,000	821,303
Vipshop Holdings Ltd. ADR (a)	150,000	1,149,000
		1,970,303
Leisure Products - 0.1%
Mars Group Holdings Corp.	496,200	6,472,962
Multiline Retail - 0.6%
Big Lots, Inc. (c)	1,100,000	33,990,000
Grazziotin SA	355,480	2,444,669
Gwangju Shinsegae Co. Ltd. (b)	479,435	13,927,278
Lifestyle China Group Ltd. (a)	12,500,000	1,235,345
Lifestyle International Holdings Ltd. (a)	11,700,000	5,625,515
Treasure Factory Co. Ltd. (b)	642,600	4,762,714
		61,985,521
Specialty Retail - 4.7%
Arcland Sakamoto Co. Ltd.	525,000	6,284,287
Bed Bath & Beyond, Inc. (a)	447,007	6,083,765
Foot Locker, Inc.	2,100,000	61,551,000
Formosa Optical Technology Co. Ltd.	751,383	1,609,369
Fuji Corp. (b)	1,300,580	11,205,865
Genesco, Inc. (a)	240,000	14,887,200
Goldlion Holdings Ltd.	9,300,000	1,772,630
Guess?, Inc. (b)(c)	3,300,000	74,151,000
Handsman Co. Ltd. (b)	743,100	6,329,277
JD Sports Fashion PLC	92,250,623	151,999,108
Jumbo SA	1,725,000	27,958,579
Ku Holdings Co. Ltd.	603,800	4,948,316
Leon's Furniture Ltd.	196,000	2,990,386
Lookers PLC	1,534,541	1,601,445
Maisons du Monde SA (d)	262,200	4,471,768
Mandarake, Inc.	180,000	795,894
Mr. Bricolage SA (a)	311,600	3,627,141
Nafco Co. Ltd.	640,400	8,277,069
Nitori Holdings Co. Ltd.	40,000	4,115,174
Sally Beauty Holdings, Inc. (a)(c)	2,916,400	44,095,968
Samse SA	24,496	5,551,988
The Hour Glass Ltd.	19,770,200	35,200,866
Tokatsu Holdings Co. Ltd. (b)	245,900	728,523
Urban Outfitters, Inc. (a)(c)	1,123,500	26,739,300
		506,975,918
Textiles, Apparel & Luxury Goods - 1.8%
Best Pacific International Holdings Ltd.	32,820,941	8,972,200
Capri Holdings Ltd. (a)	3,090,900	147,435,930
Embry Holdings Ltd.	3,190,000	356,477
Fossil Group, Inc. (a)(c)	1,785,100	17,636,788
Gildan Activewear, Inc.	167,100	5,662,136
Hagihara Industries, Inc.	241,202	1,906,743
Kontoor Brands, Inc.	78,000	3,098,940
Magni-Tech Industries Bhd	8,533,333	3,830,231
PVH Corp.	100,000	7,278,000
Sitoy Group Holdings Ltd.	10,500,000	630,486
Texwinca Holdings Ltd.	214,000	36,782
Youngone Holdings Co. Ltd.	47,051	1,903,854
		198,748,567
TOTAL CONSUMER DISCRETIONARY		1,600,327,857
CONSUMER STAPLES - 4.1%
Beverages - 0.3%
A.G. Barr PLC	250,000	1,818,571
C&C Group PLC (United Kingdom) (a)	520,373	1,358,424
Jinro Distillers Co. Ltd. (b)	460,240	10,618,612
Muhak Co. Ltd.	340,000	2,510,549
Olvi Oyj (A Shares)	90,000	3,000,310
Spritzer Bhd	688,700	305,100
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares) (e)	5,941,162	8,501,071
		28,112,637
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	200,000	8,903,592
Amsterdam Commodities NV	625,000	16,690,324
Belc Co. Ltd.	25,000	1,064,684
BJ's Wholesale Club Holdings, Inc. (a)	107,400	6,911,190
Create SD Holdings Co. Ltd.	930,000	21,272,022
Daiichi Co. Ltd.	200,000	1,242,553
Genky DrugStores Co. Ltd.	400,000	11,221,867
MARR SpA	750,000	12,153,420
Medical Ikkou Co. Ltd.	5,500	105,317
Natural Grocers by Vitamin Cottage, Inc. (c)	40,000	815,600
Nihon Chouzai Co. Ltd.	100,000	972,866
OM2 Network Co. Ltd.	220,000	1,811,451
Qol Holdings Co. Ltd.	150,000	1,262,581
Retail Partners Co. Ltd.	200,000	1,742,363
Sapporo Clinical Laboratory	2,900	29,191
Satoh & Co. Ltd.	37,108	373,402
Satudora Holdings Co. Ltd. (b)(c)	889,200	4,536,917
Sprouts Farmers Market LLC (a)	250,000	7,450,000
Sugi Holdings Co. Ltd.	10,000	428,605
Valor Holdings Co. Ltd.	602,100	9,485,702
YAKUODO Holdings Co. Ltd.	150,000	2,080,297
Yuasa Funashoku Co. Ltd.	6,400	127,816
		110,681,760
Food Products - 1.6%
Ajinomoto Malaysia Bhd	1,599,500	5,169,837
Armanino Foods of Distinction	1,000,344	3,501,204
Bell Food Group AG	34,000	9,241,412
Carr's Group PLC	3,201,996	5,876,142
Cranswick PLC	332,229	13,210,862
Delfi Ltd.	13,599,920	7,402,636
Delsole Corp.	200,000	800,309
Fresh Del Monte Produce, Inc.	1,426,600	37,162,930
Ingredion, Inc. (c)	750,000	63,832,500
Kaneko Seeds Co. Ltd.	150,000	2,072,444
Lassonde Industries, Inc. Class A (sub. vtg.)	49,800	5,328,695
LDC SA	18,150	1,668,857
London Biscuits Bhd (a)(f)	5,000,000	22,970
Nitto Fuji Flour Milling Co. Ltd.	10,900	353,215
Pickles Corp.	200,000	1,951,892
Prima Meat Packers Ltd.	274,579	4,502,584
S Foods, Inc.	325,000	7,561,072
Shinobu Food Products Co. Ltd.	28,300	132,519
Sunjuice Holdings Co. Ltd.	44,000	413,280
Tate & Lyle PLC	50,000	485,980
Toyo Sugar Refining Co. Ltd.	194,100	1,468,778
		172,160,118
Household Products - 0.0%
Transaction Co. Ltd.	200,000	1,615,950
Personal Products - 1.0%
Hengan International Group Co. Ltd.	4,293,000	20,287,973
Herbalife Nutrition Ltd. (a)	2,650,000	70,437,000
Sarantis SA	2,400,000	18,346,640
		109,071,613
Tobacco - 0.2%
KT&G Corp.	350,000	22,861,870
TOTAL CONSUMER STAPLES		444,503,948
ENERGY - 12.5%
Energy Equipment & Services - 0.2%
Bristow Group, Inc. (a)	250,000	7,455,000
Liberty Oilfield Services, Inc. Class A (a)	658,100	10,621,734
Smart Sand, Inc. (a)	550,000	2,392,500
Solaris Oilfield Infrastructure, Inc. Class A	250,000	2,812,500
Tidewater, Inc. warrants 11/14/24 (a)	4,764	3,716
		23,285,450
Oil, Gas & Consumable Fuels - 12.3%
Alvopetro Energy Ltd.	250,066	1,051,147
Antero Resources Corp. (a)	100,000	3,520,000
ARC Resources Ltd.	221,600	3,072,196
Baytex Energy Corp. (a)(c)	3,352,000	17,142,911
Beach Energy Ltd.	1,392,894	1,588,063
Berry Corp.	200,000	2,194,000
Birchcliff Energy Ltd. (c)	6,267,914	45,863,380
Bonterra Energy Corp. (a)	500,000	4,557,662
Cenovus Energy, Inc.:
warrants 1/1/26 (a)	520,800	6,912,108
(Canada)	3,852,800	71,228,739
China Petroleum & Chemical Corp. (H Shares)	90,328,000	44,213,040
Civitas Resources, Inc. (c)	1,250,008	73,275,469
Denbury, Inc. warrants 9/18/23 (a)	38,922	1,212,031
Diamondback Energy, Inc.	75,000	9,467,250
Enterprise Products Partners LP	15,000	388,650
EQT Corp.	2,000,000	79,500,000
HF Sinclair Corp. (a)	500,000	19,010,000
Marathon Oil Corp.	500,000	12,460,000
Motor Oil (HELLAS) Corinth Refineries SA	300,000	4,746,045
Murphy Oil Corp.	4,000,000	152,320,000
NACCO Industries, Inc. Class A	173,109	7,976,863
NuVista Energy Ltd. (a)	250,000	2,132,877
Oil & Natural Gas Corp. Ltd.	40,719,935	84,286,278
Ovintiv, Inc. (c)	2,000,000	102,380,000
Ovintiv, Inc.	10,000	511,900
PDC Energy, Inc.	400,000	27,896,000
Peyto Exploration & Development Corp. (b)(c)	10,818,000	110,230,506
San-Ai Obbli Co. Ltd.	100,000	734,106
Sinopec Kantons Holdings Ltd.	6,000,000	2,041,319
Southwestern Energy Co. (a)(c)	46,496,600	348,724,500
Star Petroleum Refining PCL (For. Reg.)	3,700,000	1,157,166
TotalEnergies SE sponsored ADR	1,300,383	63,341,656
Unit Corp. warrants 9/3/27 (a)(c)	186,865	2,057,384
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	412,696	6,293,614
warrants 9/1/25 (a)	206,344	2,659,774
		1,316,146,634
TOTAL ENERGY		1,339,432,084
FINANCIALS - 15.6%
Banks - 3.7%
Bar Harbor Bankshares	360,000	9,399,600
Camden National Corp.	46,443	2,078,324
Citizens Financial Services, Inc.	15,508	1,070,052
Community Trust Bancorp, Inc.	45,000	1,791,450
ConnectOne Bancorp, Inc.	10,000	278,600
Eagle Bancorp, Inc.	25,000	1,258,750
East West Bancorp, Inc.	825,000	58,822,500
F & M Bank Corp.	131,632	3,893,675
First Foundation, Inc.	25,000	555,500
First of Long Island Corp.	282,903	4,747,112
FNB Corp., Pennsylvania	50,000	576,000
Hirogin Holdings, Inc.	767,600	3,782,092
Oak Valley Bancorp Oakdale California (c)	60,034	1,049,394
OFG Bancorp	1,818,316	48,330,839
Ogaki Kyoritsu Bank Ltd.	60,000	879,375
Plumas Bancorp	10,000	352,000
Preferred Bank, Los Angeles	10,000	671,200
QCR Holdings, Inc.	109,100	5,923,039
San ju San Financial Group, Inc.	257,400	2,783,620
Sparebank 1 Oestlandet	600,000	8,779,879
Synovus Financial Corp.	138,500	5,753,290
Texas Capital Bancshares, Inc. (a)	1,100,000	56,496,000
The Keiyo Bank Ltd.	600,000	2,286,514
The San-In Godo Bank Ltd.	1,535,700	7,624,393
United Community Bank, Inc.	87,800	2,646,292
Washington Trust Bancorp, Inc.	100,000	4,694,000
Wells Fargo & Co.	3,500,000	152,705,000
West Bancorp., Inc.	100,000	2,500,000
Yamaguchi Financial Group, Inc.	1,296,400	7,108,382
		398,836,872
Capital Markets - 0.3%
ABG Sundal Collier ASA	800,000	607,999
CI Financial Corp.	793,100	10,340,891
Diamond Hill Investment Group, Inc.	25,000	4,209,250
Federated Hermes, Inc.	50,000	1,424,000
Lazard Ltd. Class A	300,000	9,831,000
LPL Financial	43,200	8,115,984
Van Lanschot NV (Bearer)	94,300	2,455,717
		36,984,841
Consumer Finance - 5.7%
Aeon Credit Service (Asia) Co. Ltd.	10,300,000	6,738,577
Cash Converters International Ltd.	7,500,000	1,303,585
Discover Financial Services	2,647,832	297,775,187
Synchrony Financial	8,352,659	307,461,378
		613,278,727
Diversified Financial Services - 0.4%
Fuyo General Lease Co. Ltd.	30,531	1,651,877
Mizuho Leasing Co. Ltd.	252,300	5,848,491
NICE Holdings Co. Ltd.	234,564	3,161,050
Tokyo Century Corp.	930,300	28,655,204
Zenkoku Hosho Co. Ltd.	84,500	2,965,625
		42,282,247
Insurance - 5.2%
AFLAC, Inc.	4,932,447	282,530,564
ASR Nederland NV	1,050,000	47,721,105
Db Insurance Co. Ltd.	1,409,878	74,896,190
Hyundai Fire & Marine Insurance Co. Ltd.	422,340	10,827,314
Legal & General Group PLC	1,593,500	4,967,092
NN Group NV	1,345,401	65,899,897
Primerica, Inc.	27,707	3,589,719
Qualitas Controladora S.A.B. de CV	9,800	52,826
Reinsurance Group of America, Inc.	547,900	58,800,628
Talanx AG	126,000	5,239,040
		554,524,375
Thrifts & Mortgage Finance - 0.3%
ASAX Co. Ltd.	1,011,600	4,603,309
Enact Holdings, Inc.	750,000	17,685,000
Equitable Group, Inc. rights	82,000	3,606,430
Greene County Bancorp, Inc. (c)	60,000	3,132,600
Hingham Institution for Savings	10,100	3,263,007
		32,290,346
TOTAL FINANCIALS		1,678,197,408
HEALTH CARE - 17.9%
Biotechnology - 4.6%
Amgen, Inc.	500,000	116,595,000
Cell Biotech Co. Ltd.	366,770	4,765,202
Essex Bio-Technology Ltd.	5,000,000	2,519,538
Gilead Sciences, Inc.	850,000	50,439,000
Regeneron Pharmaceuticals, Inc. (a)	140,090	92,334,720
United Therapeutics Corp. (a)	1,311,200	232,816,672
		499,470,132
Health Care Equipment & Supplies - 0.2%
Create Medic Co. Ltd.	21,500	162,104
Fukuda Denshi Co. Ltd.	12,262	706,120
InBody Co. Ltd.	65,000	1,486,947
Medikit Co. Ltd.	70,000	1,244,717
Meridian Bioscience, Inc. (a)(c)	50,000	1,279,500
Nakanishi, Inc.	50,000	817,250
St.Shine Optical Co. Ltd.	1,036,000	9,336,172
Value Added Technology Co. Ltd.	135,000	4,264,592
Vieworks Co. Ltd.	25,000	783,423
		20,080,825
Health Care Providers & Services - 12.1%
Anthem, Inc.	1,194,000	599,304,425
Centene Corp. (a)	180,000	14,499,000
Cigna Corp.	107,900	26,627,562
Hokuyaku Takeyama Holdings, Inc.	4,500	22,481
Humana, Inc.	375,000	166,710,000
Laboratory Corp. of America Holdings	150,000	36,042,000
Owens & Minor, Inc.	25,000	887,250
Sinopharm Group Co. Ltd. (H Shares)	7,060,237	16,246,875
Tokai Corp.	331,800	4,396,270
UnitedHealth Group, Inc.	700,000	355,985,000
Universal Health Services, Inc. Class B	610,000	74,743,300
Yagami, Inc.	1,800	26,184
		1,295,490,347
Life Sciences Tools & Services - 0.0%
ICON PLC (a)	10,000	2,262,100
Pharmaceuticals - 1.0%
Daito Pharmaceutical Co. Ltd.	255,000	5,100,535
Dawnrays Pharmaceutical Holdings Ltd.	26,581,000	3,802,409
DongKook Pharmaceutical Co. Ltd.	349,100	6,161,425
Genomma Lab Internacional SA de CV	2,000,000	2,106,192
Jazz Pharmaceuticals PLC (a)	345,000	55,275,900
Korea United Pharm, Inc.	50,000	1,156,466
Kwang Dong Pharmaceutical Co. Ltd.	2,278,101	13,039,394
Lee's Pharmaceutical Holdings Ltd.	11,200,000	2,819,209
Luye Pharma Group Ltd. (a)(d)	4,700,000	1,466,034
Nippon Chemiphar Co. Ltd.	75,910	1,141,381
Sawai Group Holdings Co. Ltd.	50,000	1,677,233
Taro Pharmaceutical Industries Ltd. (a)	77,296	3,033,868
Towa Pharmaceutical Co. Ltd.	376,100	8,000,292
		104,780,338
TOTAL HEALTH CARE		1,922,083,742
INDUSTRIALS - 8.8%
Aerospace & Defense - 0.3%
Cadre Holding, Inc.	152,300	3,865,374
Huntington Ingalls Industries, Inc.	128,400	27,315,816
LISI	10,000	226,087
Magellan Aerospace Corp.	200,000	1,525,707
Rheinmetall AG	10,000	2,254,242
		35,187,226
Air Freight & Logistics - 0.2%
AIT Corp.	900,000	10,947,270
Compania de Distribucion Integral Logista Holdings SA	303,200	5,586,594
Onelogix Group Ltd. (a)	4,600,100	837,965
SBS Holdings, Inc.	100,400	2,329,745
		19,701,574
Airlines - 0.0%
Jet2 PLC (a)	365,200	5,608,371
Building Products - 0.3%
Builders FirstSource, Inc. (a)	91,400	5,627,498
Euro Ceramics Ltd. (a)(f)	5,000	69
InnoTec TSS AG	14,970	169,808
KVK Corp.	75,000	1,172,621
Nihon Dengi Co. Ltd.	285,800	7,677,915
Nihon Flush Co. Ltd.	386,480	2,857,186
Noda Corp.	400,000	3,810,855
Sekisui Jushi Corp.	650,000	8,887,705
		30,203,657
Commercial Services & Supplies - 0.4%
Asia File Corp. Bhd	5,300,100	2,439,992
Civeo Corp. (a)	243,058	6,319,508
CMC Corp.	23,700	216,933
Fursys, Inc.	200,000	5,762,273
Matsuda Sangyo Co. Ltd.	150,000	2,633,944
Mitie Group PLC	3,770,246	2,541,688
VSE Corp. (c)	503,200	21,793,592
		41,707,930
Construction & Engineering - 0.4%
Argan, Inc.	10,000	367,800
Boustead Projs. Pte Ltd.	2,549,475	1,720,640
Boustead Singapore Ltd.	10,280,500	7,086,771
Dai-Dan Co. Ltd.	50,000	815,390
Daiichi Kensetsu Corp.	236,400	2,331,870
Hokuriku Electrical Construction Co. Ltd.	150,000	887,795
Kawada Technologies, Inc.	9,800	268,806
Kawasaki Setsubi Kogyo Co. Ltd.	174,300	539,460
Meisei Industrial Co. Ltd.	478,800	2,506,749
Nippon Rietec Co. Ltd.	877,646	7,620,701
Raiznext Corp.	1,298,800	10,768,265
Seikitokyu Kogyo Co. Ltd.	511,900	2,902,168
Sumiken Mitsui Road Co. Ltd.	55,000	447,807
Sumitomo Densetsu Co. Ltd.	175,000	2,994,678
Totetsu Kogyo Co. Ltd.	250,000	4,519,190
Watanabe Sato Co. Ltd.	60,000	1,250,016
		47,028,106
Electrical Equipment - 1.1%
Acuity Brands, Inc.	350,000	60,368,000
Aichi Electric Co. Ltd.	101,400	2,145,574
AQ Group AB	853,205	24,337,157
Atkore, Inc. (a)	58,500	5,621,850
Canare Electric Co. Ltd.	95,000	1,220,751
Dewhurst PLC	25,000	431,474
GrafTech International Ltd.	1,500,000	13,620,000
Hammond Power Solutions, Inc. Class A	459,400	4,548,763
Iwabuchi Corp.	4,020	146,842
Terasaki Electric Co. Ltd.	110,000	852,572
		113,292,983
Industrial Conglomerates - 0.0%
Reunert Ltd.	300,000	829,907
Machinery - 1.0%
Crane Co.	63,300	6,091,359
Daihatsu Diesel Manufacturing Co. Ltd. (b)	2,860,800	10,784,313
Daiwa Industries Ltd.	1,100,000	9,381,893
Estic Corp.	276,090	2,420,690
Fujimak Corp. (b)	820,000	4,703,595
Fukushima Industries Corp.	100,000	2,896,308
Hokuetsu Industries Co. Ltd.	150,000	1,020,506
Hosokawa Micron Corp.	150,000	2,843,707
Hy-Lok Corp.	150,000	2,197,129
Ihara Science Corp.	200,000	3,064,307
ITT, Inc.	40,900	2,871,998
JOST Werke AG (d)	119,300	4,614,451
Koike Sanso Kogyo Co. Ltd.	30,000	447,045
Nakanishi Manufacturing Co. Ltd.	245,500	2,324,023
Nansin Co. Ltd.	250,000	890,089
Oshkosh Corp.	60,600	5,601,864
Sakura Rubber Co. Ltd.	41,100	892,448
Sansei Co. Ltd. (b)	850,000	2,306,867
Semperit AG Holding	300,000	7,255,501
Shinwa Co. Ltd.	75,000	1,150,735
SIMPAC, Inc.	1,978,870	13,853,260
Teikoku Sen-I Co. Ltd.	401,800	4,900,511
TK Group Holdings Ltd.	36,536,000	10,444,488
Tocalo Co. Ltd.	400,000	3,993,904
		106,950,991
Marine - 0.1%
Japan Transcity Corp.	1,400,000	6,388,873
Professional Services - 0.7%
ABIST Co. Ltd. (b)	260,000	5,615,491
Alight, Inc. Class A (a)	342,300	2,940,357
Altech Corp.	194,053	2,901,770
ASGN, Inc. (a)	61,100	6,931,795
Barrett Business Services, Inc.	5,000	359,850
BeNext-Yumeshin Group Co.	75,000	863,680
CACI International, Inc. Class A (a)	20,500	5,438,650
Career Design Center Co. Ltd.	150,000	1,224,834
en japan, Inc.	50,000	1,174,796
FTI Consulting, Inc. (a)	5,000	788,550
HRnetgroup Ltd.	25,000	14,403
JAC Recruitment Co. Ltd.	300,000	4,222,384
KBR, Inc.	115,700	5,695,911
McMillan Shakespeare Ltd.	2,029,196	16,923,687
Quick Co. Ltd.	700,027	8,326,172
SHL-JAPAN Ltd.	157,000	3,091,911
WDB Holdings Co. Ltd.	125,000	2,626,587
Will Group, Inc.	102,800	887,140
World Holdings Co. Ltd.	97,800	1,841,501
		71,869,469
Road & Rail - 0.9%
Autohellas SA (b)	2,594,963	25,413,658
Daqin Railway Co. Ltd. (A Shares)	39,796,422	40,002,507
Hamakyorex Co. Ltd.	250,000	5,606,079
NANSO Transport Co. Ltd.	125,000	1,031,337
Nikkon Holdings Co. Ltd.	241,800	3,662,316
SENKO Co. Ltd.	600,000	4,057,736
Stef SA	177,660	17,384,854
Tohbu Network Co. Ltd.	175,000	1,161,015
Universal Logistics Holdings, Inc.	117,210	2,377,019
		100,696,521
Trading Companies & Distributors - 3.3%
AerCap Holdings NV (a)	113,200	5,287,572
Alligo AB (B Shares)	448,987	5,093,151
Beacon Roofing Supply, Inc. (a)	112,500	6,708,375
Bergman & Beving AB (B Shares)	625,000	8,017,699
Canox Corp.	422,100	3,632,373
Chori Co. Ltd. (b)	1,566,400	22,989,501
Green Cross Co. Ltd. (b)	612,000	4,335,566
Hanwa Co. Ltd.	200,000	4,888,718
HERIGE	60,000	2,566,344
Itochu Corp.	5,662,500	170,899,803
Kamei Corp.	1,856,400	14,903,193
Lumax International Corp. Ltd.	1,588,740	3,867,713
Mitani Shoji Co. Ltd.	2,660,000	33,807,024
Mitsubishi Corp.	832,700	27,958,338
Momentum Group Komponenter & Tjanster AB (a)	450,000	3,397,040
Narasaki Sangyo Co. Ltd.	70,000	936,685
Nishikawa Keisoku Co. Ltd.	16,100	574,304
Parker Corp.	100	381
Rasa Corp. (a)	250,000	1,877,133
Rush Enterprises, Inc. Class A	121,200	6,166,656
Sakai Trading Co. Ltd.	28,000	479,383
Sanyo Trading Co. Ltd.	200,000	1,516,066
Shinsho Corp.	100,000	2,781,714
Totech Corp.	53,181	1,075,980
Univar Solutions, Inc. (a)	224,500	6,537,440
Yuasa Trading Co. Ltd.	469,900	10,484,189
		350,782,341
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	3,000,000	2,644,049
Isewan Terminal Service Co. Ltd.	300,000	1,533,398
Qingdao Port International Co. Ltd. (H Shares) (d)	17,000,000	8,556,354
		12,733,801
TOTAL INDUSTRIALS		942,981,750
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 0.0%
HF Co.	86,253	546,452
Electronic Equipment & Components - 1.4%
Advanced Energy Industries, Inc.	76,400	5,846,128
Daido Signal Co. Ltd.	425,000	1,806,663
Elematec Corp.	727,500	6,570,248
Hagiwara Electric Holdings Co. Ltd.	325,800	4,716,352
Insight Enterprises, Inc. (a)	1,000	99,370
Kimball Electronics, Inc. (a)	100	1,784
Kingboard Chemical Holdings Ltd.	4,035,320	18,167,485
Lacroix SA	366,539	14,304,143
Makus, Inc.	300,000	2,542,696
New Cosmos Electric Co. Ltd.	29,500	396,331
Nihon Denkei Co. Ltd.	75,000	736,897
Redington (India) Ltd.	17,953,742	35,533,641
Riken Keiki Co. Ltd.	313,300	9,861,532
Shibaura Electronics Co. Ltd. (c)	192,200	8,745,357
Simplo Technology Co. Ltd.	1,056,000	10,383,003
TD SYNNEX Corp.	50,000	5,004,500
Test Research, Inc.	50,000	116,200
Thinking Electronic Industries Co. Ltd.	1,493,000	6,271,498
Vontier Corp.	100,000	2,562,000
VSTECS Holdings Ltd.	20,310,900	17,486,677
Zepp Health Corp. ADR	1,000	2,420
		151,154,925
IT Services - 3.0%
Amdocs Ltd.	625,000	49,806,250
Avant Corp.	300,000	2,667,155
Cielo SA	3,400,000	2,338,211
Cognizant Technology Solutions Corp. Class A	15,400	1,245,860
Concentrix Corp.	89,700	14,125,956
Data Applications Co. Ltd.	30,200	374,075
Dimerco Data System Corp.	549,999	1,352,301
DTS Corp.	498,803	10,944,413
E-Credible Co. Ltd.	225,037	3,362,013
Enea AB (a)	150,000	1,782,789
Estore Corp.	150,000	1,528,827
Future Corp.	932,200	13,658,649
Genpact Ltd.	191,600	7,715,732
IFIS Japan Ltd.	189,800	942,933
Korea Information & Communication Co. Ltd. (a)	325,000	2,077,096
KPS AG	14,101	65,364
Neurones	12,000	452,891
Nice Information & Telecom, Inc.	121,395	2,872,450
Societe Pour L'Informatique Industrielle SA	174,000	8,670,054
Sopra Steria Group	168,300	29,827,547
TDC Soft, Inc.	201,107	1,783,986
The Western Union Co. (c)	9,000,000	150,840,000
TIS, Inc.	230,000	5,165,654
Verra Mobility Corp. (a)	195,700	2,745,671
		316,345,877
Semiconductors & Semiconductor Equipment - 0.2%
Miraial Co. Ltd. (b)	600,000	7,643,598
MKS Instruments, Inc.	44,400	5,060,712
Phison Electronics Corp.	432,000	5,571,271
Protec Co. Ltd. (f)	5,352	124,188
		18,399,769
Software - 0.5%
Cresco Ltd.	200,000	2,894,142
InfoVine Co. Ltd.	63,600	1,171,451
KSK Co., Ltd.	121,900	2,011,592
Miroku Jyoho Service Co., Ltd.	10,000	101,545
Sinosoft Tech Group Ltd.	4,810,000	260,817
System Research Co. Ltd.	200,000	3,093,297
Uchida Esco Co. Ltd.	150,000	4,753,785
VMware, Inc. Class A	396,563	42,844,667
		57,131,296
Technology Hardware, Storage & Peripherals - 0.6%
Elecom Co. Ltd.	100,000	1,199,130
HP, Inc.	1,500,540	54,964,780
MCJ Co. Ltd.	366,800	2,399,154
Seagate Technology Holdings PLC	62,000	5,086,480
TSC Auto ID Technology Corp.	200,000	1,287,769
		64,937,313
TOTAL INFORMATION TECHNOLOGY		608,515,632
MATERIALS - 6.0%
Chemicals - 4.9%
Air Water, Inc.	100,000	1,327,290
Axalta Coating Systems Ltd. (a)	137,500	3,488,375
Birla Carbon Thailand PCL (For. Reg.)	46,500	67,766
C. Uyemura & Co. Ltd.	321,200	14,846,712
Daishin-Chemical Co. Ltd. (b)	411,495	3,723,498
EcoGreen International Group Ltd. (f)	1,000,000	242,131
HEXPOL AB (B Shares)	5,000	42,931
Ingevity Corp. (a)	2,900	173,710
Insecticides (India) Ltd. (a)	20,887	195,181
Isamu Paint Co. Ltd. (c)	19,900	452,824
K+S AG	301,400	10,123,421
KPX Holdings Corp.	8,920	450,625
Kuriyama Holdings Corp.	225,000	1,693,237
LyondellBasell Industries NV Class A	35,000	3,711,050
Nippon Soda Co. Ltd.	160,000	4,231,475
Scientex Bhd	12,153,600	10,622,577
Scientex Bhd warrants 1/14/26 (a)	810,240	181,303
Sisecam Resources LP	25,000	504,500
Soulbrain Co. Ltd.	29,800	5,700,240
Thai Rayon PCL NVDR	240,000	338,049
The Mosaic Co.	7,199,600	449,399,032
Toho Acetylene Co. Ltd.	158,100	1,340,402
Tronox Holdings PLC	182,900	3,145,880
Valvoline, Inc.	162,500	4,912,375
Westlake Chemical Partners LP	100	2,725
Yip's Chemical Holdings Ltd.	768,343	394,819
		521,312,128
Construction Materials - 0.2%
Buzzi Unicem SpA	310,200	5,744,496
Eagle Materials, Inc.	49,200	6,067,344
Mitani Sekisan Co. Ltd.	171,200	6,823,129
RHI Magnesita NV	96,700	2,876,919
Wienerberger AG	187,400	5,289,897
		26,801,785
Containers & Packaging - 0.1%
Groupe Guillin SA	4,190	95,310
Mayr-Melnhof Karton AG	65,000	11,437,847
Packaging Corp. of America	10,000	1,611,700
		13,144,857
Metals & Mining - 0.8%
ArcelorMittal SA Class A unit GDR (c)	200,000	5,848,000
Chubu Steel Plate Co. Ltd.	458,800	2,842,706
CI Resources Ltd.	50,854	43,488
CK-SAN-ETSU Co. Ltd.	73,100	2,329,326
Commercial Metals Co.	161,400	6,617,400
Mount Gibson Iron Ltd.	22,895,086	11,234,558
Pacific Metals Co. Ltd.	521,999	14,562,870
Rio Tinto PLC sponsored ADR	125,000	8,890,000
St Barbara Ltd.	10,000,732	9,348,339
Teck Resources Ltd. Class B (sub. vtg.)	536,500	21,165,158
Warrior Metropolitan Coal, Inc.	180,000	6,132,600
		89,014,445
TOTAL MATERIALS		650,273,215
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Business One Holdings, Inc.	700	2,518
Jones Lang LaSalle, Inc. (a)	50,800	11,111,484
Nisshin Group Holdings Co. (b)	2,781,400	9,769,690
Sunnexta Group, Inc.	14,200	127,558
		21,011,250
UTILITIES - 2.2%
Electric Utilities - 1.9%
Elmera Group ASA (d)	56,585	127,694
PG&E Corp. (a)	11,000,000	139,150,000
PPL Corp.	2,300,134	65,116,794
		204,394,488
Gas Utilities - 0.3%
China Resource Gas Group Ltd.	1,200,000	4,508,868
GAIL India Ltd.	5,494,248	11,344,672
Hokuriku Gas Co.	75,000	1,561,144
Keiyo Gas Co. Ltd.	12,700	277,621
Seoul City Gas Co. Ltd.	86,856	12,521,643
YESCO Co. Ltd.	234,300	6,898,208
		37,112,156
TOTAL UTILITIES		241,506,644
TOTAL COMMON STOCKS (Cost $6,063,106,684)		9,573,163,256

Money Market Funds - 13.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (g)	1,236,737,484	1,236,984,831
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	228,000,679	228,023,479
TOTAL MONEY MARKET FUNDS (Cost $1,465,008,310)		1,465,008,310

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $7,528,114,994)	11,038,171,566
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(291,635,722)
NET ASSETS - 100.0%	10,746,535,844

Legend

(a)	Non-income producing
(b)	Affiliated company
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,236,301 or 0.2% of net assets.

(e)	A portion of the security sold on a delayed delivery basis.
(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	1,271,391,788	3,587,279,057	3,621,686,014	1,035,270	-	-	1,236,984,831	2.4%
Fidelity Securities Lending Cash Central Fund 0.32%	64,608,317	1,373,998,924	1,210,583,762	626,675	-	-	228,023,479	0.6%
Total	1,336,000,105	4,961,277,981	4,832,269,776	1,661,945	-	-	1,465,008,310

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
ABIST Co. Ltd.	6,932,227	-	-	200,801	-	(1,316,736)	5,615,491
Autohellas SA	22,515,025	-	49,418	1,235,674	13,477	2,934,574	25,413,658
Chori Co. Ltd.	26,857,467	-	-	983,989	-	(3,867,966)	22,989,501
Cooper-Standard Holding, Inc.	18,237,188	16,896,192	1,254,868	-	(5,875,719)	(21,422,470)	6,580,323
Daihatsu Diesel Manufacturing Co. Ltd.	14,076,296	-	1,218,861	352,834	(594,337)	(1,478,785)	10,784,313
Daishin-Chemical Co. Ltd.	5,307,556	-	-	97,279	-	(1,584,058)	3,723,498
Fuji Corp.	15,074,755	-	612,685	217,873	744	(3,256,949)	11,205,865
Fujimak Corp.	6,039,469	-	-	128,387	-	(1,335,874)	4,703,595
G-Tekt Corp.	41,180,031	-	490,316	1,222,252	(462,301)	(12,635,107)	27,592,307
Gendai Agency, Inc.	2,657,582	-	-	44,421	-	(649,492)	2,008,090
Green Cross Co. Ltd.	5,455,868	-	-	120,192	-	(1,120,302)	4,335,566
Guess?, Inc.	82,584,000	-	9,003,922	1,864,688	(1,089,123)	1,660,045	74,151,000
Gwangju Shinsegae Co. Ltd.	15,668,922	-	215,248	543,219	(250,477)	(1,275,919)	13,927,278
HF Co.	1,664,767	-	1,021,949	86,831	(139,619)	43,253	-
Handsman Co. Ltd.	10,485,564	-	-	-	-	(4,156,287)	6,329,277
Jinro Distillers Co. Ltd.	12,915,754	-	-	350,366	-	(2,297,142)	10,618,612
Kamei Corp.	22,302,539	-	2,357,607	562,778	(2,106,924)	(2,934,815)	-
Lacroix SA	18,703,701	-	370,347	31,956	152,485	(4,181,696)	-
MegaStudy Co. Ltd.	13,059,256	-	346,240	430,331	(1,038,871)	(1,617,211)	10,056,934
MegaStudyEdu Co. Ltd.	69,080,669	-	4,973,403	1,290,849	3,361,618	2,445,072	69,913,956
Miraial Co. Ltd.	6,787,293	-	-	160,657	-	856,305	7,643,598
Nisshin Group Holdings Co.	12,261,975	-	237,902	463,205	(268,846)	(1,985,537)	9,769,690
Peyto Exploration & Development Corp.	72,292,466	-	16,827,601	2,531,751	(1,521,515)	56,287,156	110,230,506
Sansei Co. Ltd.	3,579,600	-	-	87,913	-	(1,272,733)	2,306,867
Satudora Holdings Co. Ltd.	6,144,205	-	445,366	-	48,450	(1,210,372)	4,536,917
Southwestern Energy Co.	237,196,071	-	28,058,502	-	7,026,625	132,560,306	-
TBK Co. Ltd.	6,743,539	-	-	134,666	-	(1,958,174)	4,785,365
Tokatsu Holdings Co. Ltd.	968,506	-	12,236	18,469	(7,015)	(220,732)	728,523
Treasure Factory Co. Ltd.	7,204,776	-	1,208,476	98,039	(204,639)	(1,028,947)	4,762,714
Yorozu Corp.	20,561,834	-	2,649,372	168,781	(4,156,104)	(4,762,388)	8,993,970
Zappallas, Inc.	4,018,048	-	467,239	34,369	(588,268)	(637,286)	2,325,255
Total	788,556,949	16,896,192	71,821,558	13,462,570	(7,700,359)	118,579,733	466,032,669

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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